STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 30, 2013 Number of Options	Dec. 31, 2012 Number of Options	Jun. 30, 2013 Weighted Average Exercise Price	Jun. 30, 2013 Weighted Average Remaining Contractual Life (Years)	Jun. 30, 2013 Weighted Average Remaining Contractual Life (Years)
Number of Options:
Beginning Balance at December 31, 2012 (in shares)						35,298,000	35,298,000
Granted (in shares)			32,250,000	2,648,000		150,000
Exercised (in shares)
Forfeited (in shares)			500,000	1,950,000		(2,248,000)
Cancelled (in shares)
Balance outstanding at June 30, 2013 (in shares)						33,200,000
Options exercisable at end of period (in shares)		33,055,067				31,400,000
Options expected to vest through December 31, 2014 (in shares)		2,242,933				1,800,000
Weighted Average Exercise Price:
Beginning Balance at December 31, 2012 (in dollars per share)		$ 1.11	$ 0.60					$ 0.46
Granted (in dollars per share)			$ 0.39	$ 1.36				$ 0.44
Exercised (in dollars per share)
Forfeited (in dollars per share)			$ 0.81	$ 0.41				$ 1.30
Cancelled (in dollars per share)
Balance outstanding at June 30, 2013 (in dollars per share)		$ 0.46	$ 1.11	$ 0.60				$ 0.40
Options exercisable at end of period (in dollars per share)		$ 0.46						$ 0.40
Weighted average fair value of options granted during the period (in dollars per share)	$ 0.25	$ 0.36						$ 0.25
Weighted Average Remaining Contractual Life:
Beginning Balance at December 31, 2012		8 years 5 months	9 years 5 months		9 years 2 months				9 years 1 month 10 days	9 years 1 month 9 days
Granted			10 years	8 years 11 months					3 years
Forfeited			8 years 7 months	8 years 9 months					7 years
Balance outstanding at June 30, 2013									8 years 8 months 16 days